SEGMENTS AND GEOGRAPHIC REGIONS - Geographic Information Revenue & Long Lived Assets (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales		$ 3,750	$ 3,629	$ 3,289	$ 3,670	$ 3,746	$ 3,901	$ 3,910	$ 3,879	$ 14,338	$ 15,436		$ 16,378
Assets		6,867				7,100				6,867	7,100		6,823
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										3,194	3,036		3,123
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										3,960	4,564		4,640
Assets		3,795				4,148				3,795	4,148		4,002
Canada [Domain]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										271	296		322
Assets		72				68				72	68		55
Europe, Middle East and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										2,755	3,213	[1]	3,704	[1]
Assets	[2]	1,770				1,628				1,770	1,628		1,537
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										6,838	6,733	[3]	7,053	[3]
Assets		1,184				1,207				1,184	1,207		1,183
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										514	630		659
Assets		$ 46				$ 49				$ 46	$ 49		$ 46

[1]	Europe, Middle East and Africa.
[2]	Europe, Middle East and Africa.
[3]	Net sales attributed to China/Hong Kong, for the years ended December 31, 2020, 2019, and 2018 were $3,194 million, $3,036 million, and $3,123 million, respectively.